Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Business Segment Information [Abstract]
Revenues, Adjusted Ebitda, Ebitda from Unconsolidated Ventures, Capital Expenditures, Total Assets, and Investments

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Revenues:
Americas (a)	$427	$425	$830	$822
EAME	152	171	258	283
Asia Pacific	76	67	158	136
Vacation ownership and residential	314	143	822	290

Total segment revenues	969	806	2,068	1,531
Other revenues from managed and franchised hotels	627	601	1,225	1,156
Other corporate revenues—unallocated	22	19	40	34

	$1,618	$1,426	$3,333	$2,721

(a)	Includes revenues of $295 million and $294 million for the three months ended June 30, 2012 and 2011, respectively, and $570 million and $572 million for the six months ended June 30, 2012 and 2011, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Segment earnings:
Americas	$161	$148	$288	$270
EAME	59	63	80	87
Asia Pacific	47	36	103	84
Vacation ownership and residential	74	34	190	70

Total segment earnings	341	281	661	511
Other corporate unallocated	23	19	42	34
Corporate selling, general, administrative and other—unallocated	(41)	(38)	(83)	(75)
Gain (loss) on asset dispositions and impairments, net	(1)	2	(8)	(31)
Restructuring, goodwill and other special charges (credits)	—	—	11	—
Adjustments to equity earnings (a)	(13)	(11)	(21)	(24)
Interest expense	(62)	(52)	(111)	(107)
Depreciation and amortization	(62)	(67)	(125)	(135)
Discontinued operations, net	(7)	(19)	(8)	(20)
Income taxes	(56)	16	(108)	6

Net income attributable to Starwood	$122	$131	$250	$159

a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$8	$8	$16	$15
EAME	2	1	2	1
Asia Pacific	7	7	17	17
Vacation ownership and residential	1	2	1	2

Total earnings from unconsolidated ventures	$18	$18	$36	$35

	Three Months Ended June 30,		Six Months Ended June 30
	2012	2011	2012	2011
Capital expenditures:
Americas	$41	$25	$73	$54
EAME	29	15	49	27
Asia Pacific	1	1	2	2
Vacation ownership and residential (a)	(1)	47	8	76

Total segment capital expenditures	70	88	132	159
Other corporate unallocated	18	26	36	44

	$88	$114	$168	$203

(a)	Represents gross inventory capital expenditures less cost of sales of $(4) million and $31 million for the three months ended June 30, 2012 and 2011, respectively, and $(3) million and $47 million for the six months ended June 30, 2012 and 2011, respectively. Additionally, includes development capital of $3 million and $16 million for the three months ended June 30, 2012 and 2011, respectively and $11 million and $29 million for the six months ended June 30, 2012 and 2011, respectively.

	June 30, 2012	December 31, 2011
Assets:
Americas	$2,452	$2,307
EAME	859	830
Asia Pacific	550	610
Vacation ownership and residential	1,533	2,056

Total segment assets (a)	5,394	5,803
Other corporate assets	3,595	3,757

	$8,989	$9,560

(a)	Includes long-lived assets of $1.8 billion and $1.8 billion at June 30, 2012 and December 31, 2011, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

Investments in unconsolidated ventures:	June 30, 2012	December 31, 2011
Americas	$74	$70
EAME	23	22
Asia Pacific	139	137
Vacation ownership and residential	31	30

Total investments in unconsolidated ventures	$267	$259